UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:                 December 31, 2009

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):                 [X] is a restatement.
                                                  [X] adds new holdings entries.

Name:         John Hancock Life Insurance Company (U.S.A.)
Address:      601 Congress Street
              Boston, MA 02110-2805


Form 13F File Number: 028-03983

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Maureen Milet
Title:        Vice President & Chief Compliance Officer-Investments
Phone:        (617) 572-0203




              Maureen Milet            Boston, MA              February 25, 2013
              -------------            ----------              -----------------
              [Signature]              [City, State]                      [Date]




Report Type (check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this report manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                                             2

Form 13F Information Table Entry Total:                                       10

Form 13F Information Table Value Total:                   US $43,580 (thousands)


List of Other Included Managers:

No.           Form 13F File Number          Name
1             028-11519                     Manulife Financial Corporation
2             028-04428                     The Manufacturers Life Insurance Co.

                                                                                                               VOTING AUTHORITY
                                      CUSIP     Value     Shares or                    Investment  Other
Name of Issuer        Title of Class  Number    (x$1000)  Prn Amount SH/PRN  Put/Call  Discretion  Manager  SOLE       SHARED  NONE
ALLIED HEALTHCARE     COM             01923A109  2,077      716,080  SH                DEFINED     1,2        716,080  0       0
  INTERNATNL INC
AMR CORP              COM             001765106    489       63,160  SH                DEFINED     1,2         63,160  0       0
DELTA AIRLINES INC    COM             247361702 18,690    1,645,229  SH                DEFINED     1,2      1,645,229  0       0
ENERPLUS RESOURCES    COM             29274D604  6,986      304,552  SH                DEFINED     1,2        304,552  0       0
  FUND
METROPCS              COM             591708102  4,980      653,493  SH                DEFINED     1,2        653,493  0       0
  COMMUNICATIONS INC
NAVISTAR INT CORP     COM             63934E108  1,237       31,997  SH                DEFINED     1,2         31,997  0       0
PORTLAND GENERAL      COM             736508847  3,997      195,945  SH                DEFINED     1,2        195,945  0       0
  ELECTRIC CO
UAL CORP              COM             902549807  4,784      370,540  SH                DEFINED     1,2        370,540  0       0
US AIRWAYS GROUP INC  COM             90341W108    173       35,765  SH                DEFINED     1,2         35,765  0       0
CIT GROUP INC         COM             125581801    168        6,090  SH                DEFINED     1,2          6,090  0       0